Equity (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Classes Of Share Capital [Line Items]
Summary of Common Stocks
1)	Common stocks

	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Number of authorized shares	12,000	12,000
Authorized shares	$120,000	$120,000
Number of issued and paid shares	7,757	7,757
Issued and outstanding shares	$77,574	$77,574

Adjustments of Additional Paid-in Capital

The adjustments of additional paid-in capital for the years ended December 31, 2019, 2020 and 2021 were as follows:

	Share Premium	Movements of Additional Paid-in Capital for Associates and Joint Ventures Accounted for Using Equity Method	Movements of Additional Paid-in Capital Arising from Changes in Equities of Subsidiaries	Difference between Consideration Received and Carrying Amount of the Subsidiaries’ Net Assets upon Disposal	Donated Capital	Stockholders’ Contribution Due to Privatization	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Balance on January 1, 2019	$126,045	$—	$2,064	$987	$18	$20,648	$149,762
Unclaimed dividend	—	—	—	—	1	—	1
Share-based payment transactions of subsidiaries	—	—	(1)	—	—	—	(1)
Balance on December 31, 2019	$126,045	$—	$2,063	$987	$19	$20,648	$149,762

Balance on January 1, 2020	$126,045	$—	$2,063	$987	$19	$20,648	$149,762
Unclaimed dividend	—	—	—	—	2	—	2
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries	—	—	—	—	—	—	—
Share-based payment transactions of subsidiaries	—	—	26	—	—	—	26
Balance on December 31, 2020	$126,045	$—	$2,089	$987	$21	$20,648	$149,790

Balance on January 1, 2021	$126,045	$—	$2,089	$987	$21	$20,648	$149,790
Unclaimed dividend	—	—	—	—	2	—	2
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	—	1	—	—	—	—	1
Share-based payment transactions of subsidiaries	—	—	17	—	—	—	17
Balance on December 31, 2021	$126,045	$1	$2,106	$987	$23	$20,648	$149,810

Appropriations of Earnings

The appropriations of the 2019 and 2020 earnings of Chunghwa approved by the stockholders in their meetings on May 29, 2020 and August 20, 2021, respectively, were as follows:

	Appropriation of Earnings		Dividends Per Share (NT$)
	For Fiscal Year 2019	For Fiscal Year 2020	For Fiscal Year 2019	For Fiscal Year 2020
Cash dividends	$32,783	$33,404	$4.226	$4.306

The appropriations of earnings for 2021 had been proposed by Chunghwa’s Board of Directors on February 23, 2022.  The appropriations and dividends per share were as follows:

	Appropriation of Earnings	Dividends Per Share (NT$)

Special reserve	$408
Cash dividends	35,746	$4.608

Noncontrolling Interests

e.	Noncontrolling interests
	Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)
Beginning balance	$9,837	$10,115	$11,158
Attributable to noncontrolling interests
Net income for the year	974	1,285	1,431
Exchange differences arising from the translation of the foreign operations	8	(14)	—
Unrealized gain or loss on financial assets at FVOCI	(26)	(3)	2
Remeasurements of defined benefit pension plans	15	17	(5)
Income tax relating to remeasurements of defined benefit pension plans	(3)	(3)	1
Share of other comprehensive loss of associates and joint ventures accounted for using equity method	(1)	(1)	—
Cash dividends distributed by subsidiaries	(710)	(775)	(896)
Share-based payment transactions of subsidiaries	22	63	56
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries	—	—	—
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	—	(2)	—
Net increase (decrease) in noncontrolling interests	(1)	476	—
Ending balance	$10,115	$11,158	$11,747

FVOCI [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Unrealized Gain or Loss on Financial Assets at FVOCI
2)	Unrealized gain or loss on financial assets at FVOCI
	Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)
Beginning balance	$538	$735	$1,240
Unrealized gain or loss for the year
Equity instruments	197	522	(1,188)
Transferred accumulated gain or loss to unappropriated earnings resulting from the disposal of equity instruments (Note 9)	—	(17)	(60)
Ending balance	$735	$1,240	$(8)